SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Foreign Currency
Foreign currency translation adjustment	$ 7.9	$ 8.8	$ 4.4
Financial Instruments
Maximum length of time hedged in cash flow hedge	36 months
Research and Development
Research and development expense from continuing operations	96.0	98.6	93.8
Product Warranty
Product warranty liability	1.3	0.5
Asset Retirement Obligations
Asset Retirement Obligations liability	5.4	11.9
Long-Term Incentive Compensation
Stock-based compensation cost capitalized	0	0	0
Marketing, general and administrative expense
Advertising Costs
Advertising costs from continuing operations	10.6	8.9	9.3
Total software
Capitalized software costs
Software amortization expense from continuing operations	35.3	30.7	32.1
Total software | Other assets
Capitalized software costs
Cost	427.9	388.4
Accumulated Amortization	(264.6)	(236.3)
Software, net	$ 163.3	$ 152.1
Total software | Minimum
Capitalized software costs
Estimated useful life	2 years
Total software | Maximum
Capitalized software costs
Estimated useful life	10 years